Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis

Table 10.1. Fair Value Hierarchy
	June 30, 2025			December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents (1)	$53,958,277	$—	$—	$37,841,697	$—	$—
Digital assets	35,113	—	—	31,330	—	—
Digital financial assets	532	—	—	14,328	—	—
Investments - derivatives and embedded derivatives (2)(3)	—	3,723	—	—	9,332	—

Total assets	$53,993,922	$3,723	$—	$37,887,355	$9,332	$—

Liabilities
Convertible debt, net of debt discount	$—	$—	$206,140	$—	$—	$40,717
Warrant liability	—	—	—	—	—	1,591

Total liabilities	$—	$—	$206,140	$—	$—	$42,308

(1)	Included $ 53.2 billion and $ 37.5 billion of Circle Reserve Fund as of June 30, 2025 and December 31, 2024, respectively.
(2)	The fair value measurement is based on the quoted market price of the underlying digital asset.
(3)	Excluded the host contract balance of $ 1.2 million and $ 0.8 million as of June 30, 2025 and December 31, 2024, respectively.

Table 11.1. Fair Value Hierarchy

(in thousands)	December 31, 2024			December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents	$37,841,697	—	—	$22,237,963	—	—
Available-for-sale debt securities, at fair value	—	—	—	111,407	128,716	—
Digital assets (1)	31,330	—	—	3,297	—	—
Digital financial assets	14,328	—	—	—	—	—
Investments - derivatives and embedded derivatives (2)(3)	—	9,332	—	—	4,108	—

Total assets	$37,877,355	$9,332	—	$22,352,667	$132,824	—

Liabilities
Convertible debt, net of debt discount	—	—	$40,717	—	—	$58,487
Obligation to return digital asset collateral — embedded derivatives (2)(4)	—	—	—	—	1,392	—
Warrant liability	—	—	1,591	—	—	1,642

Total liabilities	—	—	$42,308	—	$1,392	$60,129

(1)
Prior to January 1, 2024, only digital assets collateral designated as fair value hedged items are included under the fair value hierarchy. Subsequent to the adoption of ASU 2023-08 on January 1, 2024, digital assets are measured at fair value.

(2)	The fair value measurement is based on the quoted market price of the underlying digital asset.

(3)	Excluded the host contract balance of $ 0.8 million and $ 1.6 million as of December 31, 2024 and 2023, respectively.
(4)	Excluded obligation to return digital asset collateral of $ 1.9 million, representing the debt host obligation which is not measured and recorded at fair value as of December 31, 2023.

Schedule of warranty liability

Table 10.2. Changes in Carrying Value of Warrant Liability
Balance as of December 31, 2024	$1,591
Warrants exercised	(1,591)

Balance as of June 30, 2025	$—

Balance as of December 31, 2023	$1,642
Fair value adjustment	(116)

Balance as of June 30, 2024	$1,526

Table 11.2. Changes in Carrying Value of Warrant Liability

Balance as of December 31, 2023	$1,642
Fair value adjustment	(51)

Balance as of December 31, 2024	$1,591

Balance as of December 31, 2022	$2,689
Fair value adjustment	(1,047)

Balance as of December 31, 2023	$1,642

Schedule of changes in carrying value of convertible debt, net of debt discount	The changes in carrying value of convertible debt, net of debt discount are reflected in the following tables (in thousands):

Table 10.3. Changes in Carrying Value of Convertible Debt
Balance as of December 31, 2024	$40,717
Net discount on convertible notes	420
Capitalized interest	334
Fair value adjustment	164,591
Fair value adjustment – credit risk	78

Balance as of June 30, 2025	$206,140

Balance as of December 31, 2023	$58,487
Net discount on convertible notes	564
Capitalized interest	479
Fair value adjustment	(3,057)
Fair value adjustment – credit risk	(91)

Balance as of June 30, 2024	$56,382

Table 11.3. Changes in Carrying Value of Convertible Debt

Balance as of December 31, 2023	$58,487
Net discount on convertible notes	1,062
Capitalized interest	479
Fair value adjustment	(3,428)
Fair value adjustment – credit risk	(1,095)
Conversion of convertible notes to Series E Preferred Shares	(14,788)

Balance as of December 31, 2024	$40,717

Balance as of December 31, 2022	$78,264
Net discount on convertible notes	1,042
Capitalized interest	470
Fair value adjustment	(20,107)
Fair value adjustment – credit risk	(1,182)

Balance as of December 31, 2023	$58,487

Schedule of fair value, liabilities measured on recurring basis, unobservable input reconciliation
The following significant unobservable inputs were used in the valuation:

Table 10.4. Significant Unobservable Inputs
	June 30, 2025	December 31, 2024
Discount rate	8.0%	7.5%
Volatility	56.6%	65.0%
Risk-free rate	4.1%	4.1%

The following significant unobservable inputs were used in the valuation:
Table 11.4. Significant Unobservable Inputs

	December 31, 2024	December 31, 2023
Discount rate	7.5%	11.0%
Volatility	65.0%	66.5%
Risk-free rate	4.1%	4.2%